Investment Objectives and Goals - Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF™ – 6 Mo Jan/Jul
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 3.64% (prior to taking into account management fees and other fees) while providing a buffer against 100% of SPDR® S&P 500® ETF Trust losses (prior to taking into account management fees and other fees), over the period from July 1, 2025 to December 31, 2025.